COMMITMENTS - Schedule of Future Minimum Concession Fee Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 1,017
2022	20
Total	1,037
Concession fee payments [Member]
2021	12,072
2022	10,151
2023	8,562
2024	4,506
2025	4,506
Total	$ 39,797